Goodwill and Intangible Assets - Summary of Intangible Assets Balance (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,483,190	$ 1,483,184	$ 1,483,171
Accumulated Amortization	(411,052)	(361,737)	(263,124)
Net Carrying Amount	1,072,138	1,121,447	1,220,047
Intangible assets, Gross Carrying Amount	1,673,660	1,673,654	1,673,641
Intangible assets, Net Carrying Amount	1,262,608	1,311,917	1,410,517
Trademarks—indefinite life, Accumulated Amortization	(361,737)	(411,052)
Trademarks [Member]
Schedule Of Intangible Assets [Line Items]
Indefinite life intangible assets	$ 190,470	$ 190,470	$ 190,470
Customer Relationships [Member]
Schedule Of Intangible Assets [Line Items]
Weighted- Average Remaining Useful Life (Years)	13 years 9 months 18 days	14 years 3 months 18 days	15 years 3 months 18 days
Gross Carrying Amount	$ 1,299,750	$ 1,299,750	$ 1,299,750
Accumulated Amortization	(301,699)	(265,567)	(193,304)
Net Carrying Amount	$ 998,051	$ 1,034,183	$ 1,106,446
Customer Relationships [Member] | Maximum [Member]
Schedule Of Intangible Assets [Line Items]
Estimated Useful Life (Years)	18 years	18 years	18 years
Customer Relationships [Member] | Minimum [Member]
Schedule Of Intangible Assets [Line Items]
Estimated Useful Life (Years)	16 years	16 years	16 years
Acquired Technologies [Member]
Schedule Of Intangible Assets [Line Items]
Estimated Useful Life (Years)			3 years
Weighted- Average Remaining Useful Life (Years)	2 years 9 months 18 days	3 years 3 months 18 days	4 years 3 months 18 days
Gross Carrying Amount	$ 183,160	$ 183,154	$ 183,141
Accumulated Amortization	(109,158)	(95,998)	(69,695)
Net Carrying Amount	$ 74,002	$ 87,156	$ 113,446
Acquired Technologies [Member] | Maximum [Member]
Schedule Of Intangible Assets [Line Items]
Estimated Useful Life (Years)	7 years	7 years	7 years
Acquired Technologies [Member] | Minimum [Member]
Schedule Of Intangible Assets [Line Items]
Estimated Useful Life (Years)	3 years	3 years	3 years
Favorable Lease Terms [Member]
Schedule Of Intangible Assets [Line Items]
Estimated Useful Life (Years)	6 years	6 years	6 years
Weighted- Average Remaining Useful Life (Years)	1 year 9 months 18 days	2 years 3 months 18 days	3 years 3 months 18 days
Gross Carrying Amount	$ 280	$ 280	$ 280
Accumulated Amortization	(195)	(172)	(125)
Net Carrying Amount	$ 85	$ 108	$ 155